Basis of presentation - Summary of correction of the deferred liabilities impacted Consolidated Statement of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Total assets	€ 696,146		€ 577,233	€ 626,967	€ 653,125	€ 509,965	[1]	€ 407,820	[1]
Total current liabilities	67,987		128,912	149,546	149,104	156,552	[1]	106,452	[1]
Deferred tax liabilities	5,804		3,358	6,623	6,653	7,466	[1]	9,811	[1]
Total non-current liabilities	53,317		69,153	96,156	109,888	135,795	[1]	98,015	[1]
Total liabilities			198,065	245,702	258,992	292,347		204,467
Shareholder's equity (deficit)
Share capital	1,216		1,031	1,031	1,031	847	[1]	767	[1]
Share premium	1,162,136		1,010,648	1,006,064	1,001,402	823,166	[1]	714,177	[1]
Accumulated deficit	(589,541)		(630,296)	(624,992)	(607,000)	(604,759)	[1]	(510,110)	[1]
Other reserves	1,031		(2,215)	(838)	(1,300)	(1,636)	[1]	(1,481)	[1]
Total equity (deficit) attributable to shareholders of the parent			379,168	381,265	394,133	217,618		203,353
Total shareholder's equity (deficit)	574,842	[2]	379,168	381,265	394,133	217,618	[1]	203,353	[1]	€ 24,063
Total liabilities and shareholder's equity (deficit)	€ 696,146		577,233	626,967	653,125	509,965	[1]	407,820	[1]
As Previously Reported [Member]
Disclosure of changes in accounting estimates [line items]
Total assets			577,233	626,967	653,125	509,965		407,820
Total current liabilities			128,912	149,546	149,104	156,552		106,452
Deferred tax liabilities			0	0	0	0		0
Total non-current liabilities			65,795	89,533	103,235	128,329		88,204
Total liabilities			194,707	239,079	252,339	284,881		194,656
Shareholder's equity (deficit)
Share capital			1,031	1,031	1,031	847		767
Share premium			1,010,648	1,006,064	1,001,402	823,166		714,177
Accumulated deficit			(626,938)	(618,369)	(600,347)	(597,293)		(500,299)
Other reserves			(2,215)	(838)	(1,300)	(1,636)		(1,481)
Total equity (deficit) attributable to shareholders of the parent			382,526	387,888	400,786	225,084		213,164
Total shareholder's equity (deficit)			382,526	387,888	400,786	225,084		213,164
Total liabilities and shareholder's equity (deficit)			577,233	626,967	653,125	509,965		407,820
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Total assets			0	0	0	0		0
Total current liabilities			0	0	0	0		0
Deferred tax liabilities			3,358	6,623	6,653	7,466		9,811
Total non-current liabilities			3,358	6,623	6,653	7,466		9,811
Total liabilities			3,358	6,623	6,653	7,466		9,811
Shareholder's equity (deficit)
Share capital			0	0	0	0		0
Share premium			0	0	0	0		0
Accumulated deficit			(3,358)	(6,623)	(6,653)	(7,466)		(9,811)
Other reserves			0	0	0	0		0
Total equity (deficit) attributable to shareholders of the parent			(3,358)	(6,623)	(6,653)	(7,466)		(9,811)
Total shareholder's equity (deficit)			(3,358)	(6,623)	(6,653)	(7,466)		(9,811)
Total liabilities and shareholder's equity (deficit)			€ 0	€ 0	€ 0	€ 0		€ 0

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities